Condensed Consolidated Statement of Cash Flows	2 Months Ended	9 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net income (loss)	$ (20)	$ 6,404,577
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liabilities and forward purchase agreement		(11,335,246)
Interest and dividends earned on marketable securities held in Trust Account		(26,384)
Offering costs allocated to derivative warrant liabilities		750,743
Share-based compensation and offering costs on Founder Shares issued to related party and directors		1,397,741
General and administrative expenses paid by related party		11,775
Changes in operating assets and liabilities
Prepaid expenses		(725,543)
Other assets		(260,400)
Accounts payable		180,397
Franchise tax payable		119,400
Accrued expenses	0	1,339,494
Net cash used in operating activities	(20)	(2,143,446)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(345,000,000)
Net cash used in investing activities		(345,000,000)
Cash Flows from Financing Activities:
Repayment of Sponsor loan		(188,149)
Working capital loan from related party		399,702
Proceeds from Initial Public Offering, net of underwriters' fees		338,100,000
Proceeds from Private Placement Warrants		9,400,000
Payment of other offering costs		(459,933)
Proceeds from issuance of Class B common stock to Sponsor	25,000
Net cash provided by financing activities	25,000	347,251,620
Net increase in cash	24,980	108,174
Cash—beginning of period	0	24,980
Cash—end of period	24,980	133,154
Supplemental disclosure of noncash financing activities:
Deferred offering costs in accrued offering costs and accounts payable at December 31, 2020		369,379
Deferred offering costs paid through promissory note – related party		(176,374)
Deferred offering costs included in accrued offering costs	269,192
Deferred offering costs included in accounts payable	$ 100,187	14,999
Deferred underwriting fees payable		12,075,000
Deferred Offering Costs Included In Accrued Expenses		15,763
Offering costs associated with Founder Shares issued to related party included in APIC		$ 2,457,259